Equity in Net Earnings of Affiliates (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Schedule of Available-for-sale Securities [Line Items]
Equity in net (losses) earnings of affiliates		$ (5,563)	$ 40,171
Other Affiliates
Schedule of Available-for-sale Securities [Line Items]
Equity in net (losses) earnings of affiliates		(38)	77
Golar Partners
Schedule of Available-for-sale Securities [Line Items]
Equity in net (losses) earnings of affiliates		(5,525)	7,514
Net gain on disposal of investments in Golar Partners	$ 32,600	$ 0	$ 32,580